Employee Benefit Plans (Plans with PBO/APBO in excess of Plan assets) (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Defined benefit pension plans
Plans with PBO/APBO in Excess of Plan Assets
PBO/APBO	$ 1,006	$ 140
Fair value of plan assets	914	35
Funded Status	(92)	(105)
Non-pension Benefit Plans
Plans with PBO/APBO in Excess of Plan Assets
PBO/APBO	221	290
Fair value of plan assets	0	0
Funded Status	$ (221)	$ (290)